Tax - Narrative (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income taxes paid (refund) [abstract]
Deferred tax liability	£ 8,038	£ 7,519	£ 7,181